Finance income and costs - Summary of Finance Income and Cost (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finance income
Fair value movements on derivative liabilities (Note 23)	€ 5	€ 71	€ 53
Fair value movements on Exchangeable Notes (Note 23)	0	159	117
Interest income	131	47	11
Other financial income	11	13	6
Foreign exchange gains	14	131	59
Total	161	421	246
Finance costs
Fair value movements on derivative liabilities (Note 23)	(7)	0	(5)
Fair value movements on Exchangeable Notes (Note 23)	(98)	(15)	(5)
Interest expense on lease liabilities	(38)	(41)	(40)
Interest, bank fees and other costs	(11)	(17)	(11)
Transaction costs in relation to issuance of Exchangeable Notes	0	0	(18)
Foreign exchange losses	(66)	(59)	(12)
Total	€ (220)	€ (132)	€ (91)